INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 40,139	$ 47,309
Accumulated amortization	(8,813)	0
Impairment	0	(7,170)
Intangible assets, net	31,327	40,139
Research and Development In Process [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	4,891	12,061
Accumulated amortization	0	0
Impairment		(7,170)
Intangible assets, net	4,891	4,891
IPR&D of Bloxiverz [Menber]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	35,248	35,248
Accumulated amortization	(8,813)
Intangible assets, net	$ 26,436	$ 35,248